PARAMETRIC DIVIDEND INCOME FUND

Supplement to Statement of Additional Information (“SAI”) dated July 1, 2015

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

Supplement to SAI dated November 1, 2015

PARAMETRIC EMERGING MARKETS CORE FUND

Supplement to SAI dated January 1, 2016

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to SAI dated March 1, 2016

PARAMETRIC ABSOLUTE RETURN FUND

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to SAI dated May 1, 2016

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC GLOBAL SMALL-CAP FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to SAI dated June 1, 2016

The following changes are effective July 1, 2016:

1.

William H. Park replaces Ralph F. Verni as Chairperson of the Board.

2.

The following replaces the first sentence of the paragraph describing the Audit Committee under “Fund Management.” in “Management and Organization”:

Messrs. Verni (Chairperson), Eston, Gorman and Park are members of the Audit Committee.

3.

The following replaces the first sentence of the paragraph describing the Contract Review Committee under “Fund Management.” in “Management and Organization”:

Messrs. Eston (Chairperson), Gorman and Park and Mmes. Frost, Mosley, Peters, Sutherland and Taggart are members of the Contract Review Committee.

4.

The following replaces the first sentence of the paragraph describing the Compliance Reports and Regulatory Matters Committee under “Fund Management.” in “Management and Organization”:

Messrs. Gorman (Chairperson), Eston and Verni and Ms. Sutherland are members of the Compliance Reports and Regulatory Matters Committee.

June 16, 2016